September 7, 2018

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:

The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”), and Securities Act of 1933, as amended (the “1933 Act”), of 360 Funds (File Nos. 333-123290 and 811-21726)

Ladies and Gentlemen:

On behalf of 360 Funds (the “Trust”), electronically transmitted pursuant to Rule 485(a) under the 1933 Act, is Post-Effective Amendment No. 113 to the Trust’s registration statement on Form N-1A (“Registration Statement”) and Amendment No. 114 to the Registration Statement under the 1940 Act (collectively, the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act revise the principal investment strategy and related risks for FinTrust Income and Opportunity Fund (formerly known as the HedgeRow Income and Opportunity Fund), a portfolio series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours, /s/ John H. Lively On behalf of Practus, LLP

JOHN H. LIVELY ● MANAGING PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 913.660.0778 ● c: 913.523.6112

Practus, LLP ● John.Lively@Practus.com ● Practus.com